Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 13, 2019
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	Mar. 13, 2019
Document Effective Date	Mar. 13, 2019
Prospectus Date	Sep. 30, 2018
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class R
Prospectus:
Trading Symbol	ATQFX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class I
Prospectus:
Trading Symbol	ATQIX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class C
Prospectus:
Trading Symbol	ATQCX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class A
Prospectus:
Trading Symbol	ATQAX